Short-term debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 60,251
Bank overdrafts
Short-term Debt [Line Items]
Short-term debt	0	686
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	0	55,065
Revolving Credit Facility
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 4,500